Income Taxes - Reconciliation of U.S. Federal Statutory Rate (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S. statutory rate%	(21.00%)	(35.00%)	(35.00%)
Change in valuation allowance	10.80%	(154.60%)	(11.20%)
State income taxes, net of federal benefit	(31.20%)	(5.90%)	(1.00%)
Share-based compensation	(10.00%)	11.10%	3.10%
International tax rate differential	13.40%	(9.60%)	(8.00%)
Foreign dividend income	20.10%	64.20%	1.20%
Foreign capital gain income	7.10%
Unremitted foreign earnings	4.10%	(47.70%)	25.80%
Global intangible low-taxed income	23.00%
Base erosion tax	14.10%
Reserve for tax contingencies	0.40%		(0.20%)
Expiration of un-utilized tax credits		2.00%
Unrealized gain on investments			36.10%
Change in tax rate	(5.90%)	59.50%
Other	6.30%	(3.80%)	(1.70%)
Income tax provision%	31.20%	(119.80%)	9.10%